Fair Value Amounts of Outstanding Derivative Liability Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Commodity swaps and futures	$ 71.2	$ 109.9	$ 45.6
Commodity swaps and futures	8.0		22.4
Total	77.1	109.9	68.0
Commodity Swaps And Futures
Derivatives, Fair Value [Line Items]
Commodity swaps and futures	71.2	109.9	45.6
Commodity swaps and futures	$ 8.0		$ 22.4